Registration No. 2-75812
                                                               File No. 811-3391

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                          [ ]

Post-Effective Amendment No. 28                                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 23                                                           [X]

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                           CENTENNIAL GOVERNMENT TRUST
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                  (Exact Name of Registrant as Specified in Charter)

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                   6803 South Tucson Way, Englewood, Colorado 80112
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                 (Address of Principal Executive Offices) (Zip Code)

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                                    1-800-525-9310
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                 (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
                Two World Trade Center, New York, New York 10048-0203
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately  upon filing  pursuant to paragraph  (b)
[ ] On  _______________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[X] On October 28, 1999  pursuant to  paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Centennial Government Trust

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Prospectus dated November 1, 1999

                                         Centennial  Government Trust is a money
                                         market  mutual  fund.  It  seeks a high
                                         level of current income consistent with
                                         the  preservation  of  capital  and the
                                         maintenance  of  liquidity.  The  Trust
                                         invests  in "money  market"  securities
                                         meeting specified quality, maturity and
                                         diversification     standards.     This
                                         Prospectus      contains      important
                                         information     about    the    Trust's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
                                         important information about
As with all mutual funds,  the           how to buy and sell shares of the
Securities and Exchange  Commission  has Trust and other  account  features.
not approved or disapproved the Trust's  Please read this Prospectus carefully
securities nor has it determined that    before you invest and keep it for
this Prospectus is accurate or           future reference about your account.
complete. It is a criminal offense to represent otherwise.
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



CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Objective and Investment Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  A P P E N D I X
                  (to  prospectuses of Centennial Money Market Trust, Centennial
                   Tax Exempt Trust and Centennial Government Trust)

                  How the Trusts are Managed

                  How to Buy Shares

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Tax Information

                  Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Objective and Investment Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE? The Trust seeks a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity.

WHAT DOES THE TRUST INVEST IN? The Trust is a money market fund. It invests principally in short-term debt instruments issued by the U.S. government.

WHO IS THE TRUST DESIGNED FOR? The Trust may be appropriate for investors who want to earn income at current money market rates while preserving the value of their investment, because the Trust is managed to keep its share price stable at $1.00. The Trust does not invest for the purpose of seeking capital appreciation or gains.

Main Risks of Investing in the Trust

All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Trust is a money market fund that seeks income by investing in short-term debt securities that must meet strict standards set by its Board of Trustees following rules for money market funds under federal law. These include requirements for maintaining high credit quality in the Trust's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Trust's securities and diversifying the Trust's investments among issuers to reduce the effects of a default by any one issuer on the value of the Trust's shares.

      Even so, there are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall. If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. As a result, there is a risk that the Trust's shares could fall below $1.00 per share.

      An investment in the Trust is not a complete investment program. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

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An investment  in the Trust is not insured or guaranteed by the Federal  Deposit
Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last ten calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Trust's past investment performance is not necessarily an indication of how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/99 through 9/30/99 the cumulative total return was __%. During the period shown in the bar chart, the highest return for a calendar quarter was __% ( Q ' ) and the lowest return for a calendar quarter was __% ( Q ' ).

                                                5 Years         10 Years
Average Annual Total Returns                    (or life of     (or life of
for the periods  ending  December 31, 1 Year    class,          class,
1998                                            if less)        if less)
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Centennial Government Trust               %         %               %
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The returns in the table measure the  performance of a hypothetical  account and assume that all dividends have been reinvested in additional shares. The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.

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To obtain the  Trust's  current  7-day  yield,  please call the  Transfer  Agent toll-free at 1-800-525-9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services. Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during the fiscal year ended June 30, 1999.

SHAREHOLDER FEES. The Trust does not charge any shareholder fees in connection with the offer of its shares.

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

 ------------------------------------------------------------------------------
 Management Fees                                             %
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 ------------------------------------------------------------------------------
 Service (12b-1) Fees                                        %
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 Other Expenses                                              %
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 ------------------------------------------------------------------------------
 Total Annual Operating Expenses                             %
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"Other expenses" in the table include  transfer agent fees,  custodial fees, and accounting and legal expenses the Trust pays.

EXAMPLE. This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows:


  -----------------------------------------------------------------------------
                                1 year      3 years     5 years    10 years
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
                                $           $           $          $
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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES. In seeking a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity, the Trust invests in short-term money market securities meeting quality, maturity and diversification standards established for money market funds under the Investment Company Act. The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

What Types of Money Market Securities Does the Trust Invest In? The following is a brief description of the types of money market securities the Trust may invest in. Money market instruments are high-quality, short-term debt instruments that may be issued by the U.S. government, domestic and foreign corporations, banks or other entities. They may have fixed, variable or floating interest rates.

   o U.S. Government Securities. The Trust can invest in securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or instrumentalities, maturing in twelve months or less from the date of purchase. These are referred to as "U.S. government securities" in this Prospectus.

      1. U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Although they are not rated by rating organizations, U.S. Treasury obligations are considered to be of the highest credit quality with little risk of default.

     2. Obligations of U.S. Government Agencies or Instrumentalities. These include debt obligations that have different levels of credit support from the U.S. government. They can include obligations of agencies or instrumentalities such as Government National Mortgage Association, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation,
          Student Loan Marketing Association, for example. Some of these obligations are supported by the full faith and credit of the U.S. government, others are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, while others are supported only by the credit of the entity that issued them. Obligations of U.S. government agencies and instrumentalities generally have relatively little credit risk.

   o Certain Debt Obligations. The Trust may invest in variable rate notes, variable rate master demand notes or in master demand notes. The Trust may also purchase debt obligations that mature within twelve months from the date of purchase. It may purchase debt obligations that have been called for redemption by the issuer if the redemption will occur within one year.

      Additionally,  the Trust may buy other money market  instruments  that its
Board of Trustees approves from time to time. They must be U.S. dollar-denominated short-term investments that the Board must determine to have minimal credit risks. They also must be of "high quality" as determined by a national rating organization. The Trust may buy an unrated security that otherwise meets those qualifications.

What Credit Quality and Maturity Standards Apply to the Trust's Investments? The
   Trust may buy only those securities that meet credit quality, maturity and diversification standards set in the Investment Company Act for money market funds. For example, the Trust must maintain an average portfolio maturity of not more than 90 days. Some of the Trust's investment restrictions are more restrictive than the standards that apply to all money market funds. For example, as a matter of fundamental policy, the Trust may not invest in any debt instrument having a maturity in excess of one year from the date of the investment. The Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio under those standards and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

      In general, those procedures require that the Trust hold only money market instruments that are rated in one of the two highest short-term rating categories of two national rating organizations or unrated securities of comparable quality. Under the procedures the Trust can invest without limit in U.S. government securities because of their limited investment risks.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.

Canthe Trust's Investment Objective and Policies Change? The Trust's Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Trust's outstanding voting shares. The Trust's investment objective is a fundamental policy. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that a particular policy is fundamental.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Trust can also use the investment techniques and strategies described below. The Trust may not always use all of the techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

Floating Rate/Variable Rate Notes. Some of the notes the Trust may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals of no more than one year. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the prime rate of a bank, or the 90-day U.S. Treasury bill rate. The Trust may purchase these obligations if they have a remaining maturity of one year or less; if their maturity is greater than one year, they may be purchased if the Trust is able to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. Such obligations may be secured by bank letters of credit or other credit support arrangements which guarantee payment.

Repurchase Agreements. The Trust may enter into repurchase agreements. In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trusts net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements maturing in seven days or less.

Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have a contractual limit on resale or may require registration under federal securities laws before they can be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements of more than seven days' duration, securities which are restricted as to resale and other securities that are not readily marketable. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Trust or additional costs.

YEAR 2000 RISKS. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Trust invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Trust and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Trust's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Trust's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might have a negative effect on the services they provide to the Trust. The extent of that risk cannot be ascertained at this time.

A P P E N D I X

This Appendix is part of the Prospectuses of Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust. Each is referred to in this Appendix as a "Trust" and they are collectively referred to as the "Trusts". Unless otherwise indicated, the information in this Appendix applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment adviser for of the Trusts is Centennial Asset Management Corporation. The Manager is responsible for selecting each Trust's investments and handling its day-to-day business. The Manager carries out its duties with respect to each Trust, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. Each Agreement sets forth the fees paid by the Trust to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager, a wholly-owned subsidiary of OppenheimerFunds, Inc., has operated as an investment advisor since 1978. As of June 30, 1999, the Manager and its affiliates managed assets of more than $110 billion, including private accounts and investment companies having more than 5 million shareholder accounts. The Manager is located at 6803 South Tucson Way, Englewood, CO 80112.

Portfolio Managers. Carol E. Wolf and Arthur J. Zimmer are the portfolio managers of Centennial Money Market Trust and Centennial Government Trust. They are the persons principally responsible for the day-to-day management of the Trust's portfolio. Ms. Wolf has had this responsibility since October 1990 and Mr. Zimmer since January 1991. Ms. Wolf is a Vice President and Mr. Zimmer a Senior Vice President of OppenheimerFunds, Inc., and each is an officer and portfolio manager of other funds for which OppenheimerFunds, Inc. or the Manager serves as investment advisor. Michael Carbuto has been the portfolio manager of Centennial Tax Exempt Trust since October 1987. Mr. Carbuto is a Vice President of OppenheimerFunds, Inc. and is an officer and portfolio manager of other funds for which the Manager serves as investment adviser.

Advisory Fees. The management fee is payable monthly to the Manager under the terms of each Trust's Investment Advisory Agreement. That fee is computed on the average annual net assets of the respective Trust as of the close of each business day. See the Statement of Additional Information for an explanation of the Manager's reimbursement arrangement for the Trusts set forth in their Agreements.

      The annual rates applicable to Centennial Money Market Trust are as follows: 0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; 0.400% of the next $250 million of net assets; 0.375% of the next $250 million of net assets; 0.350% of the next $500 million of net assets; and 0.325% of net assets in excess of $2 billion. Furthermore, the Manager guarantees that the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, shall not exceed, and the Manager undertakes to pay or refund to the Trust any amount by which such expenses shall exceed, the lesser of (i) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (ii) 25% of total annual investment income of the Trust. The Trust's management fee for the fiscal year ended June 30, 1999 was ___% of the Trust's average annual net assets.

      The annual rates applicable to Centennial Government Trust are as follows:
0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.400% of the next $250 million of net assets; 0.375% of the next $250 million of net assets and 0.350% of net assets in excess of $1.5 billion.

      The annual rates applicable to Centennial Tax Exempt Trust are as follows:
0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; 0.400% of the next $250 million of net assets; 0.375% of the next $250 million of net assets; 0.350% of the next $500 million of net assets and 0.325% of net assets in excess of $2 billion. Furthermore, under Centennial Tax Exempt Trust's Agreement, when the value of Tax Exempt Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates, but in no event shall the annual fee be less than $0.

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD? Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor as described below.

HOW MUCH MUST YOU INVEST? You can open an account with a minimum initial investment described below depending on how you buy and pay for your shares, and you can make additional investments at any time with as little as $25. The minimum investment requirements do not apply to reinvesting distributions from the Trust or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED?  Investors can buy shares in one of several ways:

      1. Buying  Shares  Through a Dealer's  Automatic  Purchase and  Redemption
         Program: Investors can buy shares of a Trust through a broker-dealer that has a sales agreement with that Trust's Distributor or Sub-Distributor that allows shares to be purchased through the dealer's Automatic Purchase and Redemption Program. Shares of each Trust are sold mainly to customers of participating dealers that offer the Trusts' shares under these special purchase programs. If you participate in an Automatic Purchase and Redemption Program established by your dealer, your dealer buys shares of the Trust for your account with the dealer. Program participants should also read the description of the program provided by their dealer.

      2. Buying Shares Through Your Dealer: Investors who do not participate in an Automatic Purchase and Redemption Program may buy shares of a Trust through any broker-dealer that has a sales agreement with the Distributor or the Sub-Distributor. Your dealer will place your order with the Distributor on your behalf.

      3. Buying Shares Directly Through the Distributor: Investors can also purchase shares directly through the Trusts' Distributor. Investors who make purchases directly and hold shares in their own names are referred to as "Direct Investors" in this Prospectus.

      The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker-dealers that have established Automatic Purchase and Redemption Programs. The Distributor, in its sole discretion, may reject any purchase order for shares of a Trust.

HOW ARE SHARES PURCHASED THROUGH AUTOMATIC PURCHASE AND REDEMPTION PROGRAMS? If you buy shares through your broker-dealer's Automatic Purchase and Redemption Program, your broker-dealer will buy your shares of a Trust for your Program Account and will hold your shares in your broker-dealer's name. These purchases will be made under the procedures described in "Guaranteed Payment" below. Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker-dealer. You should direct all questions about your Automatic Purchase and Redemption Program to your broker-dealer, because the Trusts' transfer agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures. Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker-dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

      1. If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. (All references to time in this Prospectus mean "New York time.") Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

      2. If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

      3. If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M. on a regular business day with the broker-dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT INVESTORS BUY SHARES THROUGH THE DISTRIBUTOR? Direct Investors may buy shares of a Trust by completing a Centennial Funds New Account
Application (enclosed with this Prospectus), along with the three other documents listed above, and sending them to Centennial Asset Management Corporation, P.O. Box 5143, Denver, Colorado 80217. Payment must be made by check or by Federal Funds wire as described below. If you don't list a dealer on the application, OppenheimerFunds Distributor, Inc., the Sub-Distributor, will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

      Each Trust intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue distributions after the Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check. Direct Investors may pay for purchases of shares of a Trust by check. Send your check, payable to "Centennial Asset Management Corporation," along with your Application and other documents to the address listed above. For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Distributor is able to convert the purchase payment to Federal Funds. In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made. The minimum initial investment for Direct Investors by check is $500.

Payment by Federal Funds Wire. Direct Investors may pay for purchases of Shares of a Trust by Federal Funds wire. You must also forward your Application and other documents to the address listed above. Before sending a wire, call the Distributor's Wire Department at 1-800-525-9310 (toll-free from within the U.S.) or 303-768-3200 (from outside the U.S.) to notify the Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the Application are received by the Distributor and accepted by 12:00 Noon. If the Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M on the purchase date, distributions will begin to accrue on the shares on the next regular business day. The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans. Direct Investors can purchase shares of a Trust automatically each month by authorizing the Trust's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution. Details are in the Automatic Investment Plan Application and the Statement of Additional Information. The minimum monthly purchase is $25.

Howis a Trust's Net Asset Value Determined? The net asset value of shares of a Trust is determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of a Trust's net assets by the number of shares that are outstanding. Under a policy adopted by each Trust's Board of Trustees, each Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of each Trust offered by this Prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other Oppenheimer funds that offer more than one class of shares.

Service (12b-1) Plan. Each trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

How to Sell Shares

Shares can be sold (redeemed) on any regular business day. Orders to sell shares will receive the next net asset value per share calculated after the order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Trust's Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you must redeem shares held in your Program Account by contacting your broker-dealer firm, or you can redeem shares by writing checks as described below. You should not contact the Trust or its Transfer Agent directly to redeem shares held in your Program Account. You may also arrange (but only through your broker-dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT INVESTORS REDEEM SHARES? Direct Investors can redeem their shares by writing a letter to the Transfer Agent, by using the Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1-800-525-9310.

Certain Requests  Require a Signature  Guarantee.  To protect  Investors and the
   Trust from fraud, the following redemption requests for accounts of Direct Investors must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem $50,000 or more and receive a check
     o The redemption check is not payable to all Investors listed on the account statement
     o The redemption check is not sent to the address of record on your account statement
   o Shares are being transferred to an account with a different owner or name
    o Shares are being redeemed by someone (such as an Executor) other than the owners

WhereCan Direct Investors Have Their Signatures Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Investors Sell Shares by Mail? Write a "letter of instructions" that includes:

o Your  name
o The Trust's  name
o Your account number (from your account statement)
o The dollar amount or number of shares to be redeemed
o Any special payment instructions o Any share certificates for the shares you are selling
 o The signatures of all registered owners exactly as the account is registered, and
 o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

--------------------------------------------------------------------------------

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
Shareholder Services, Inc.               Shareholder Services, Inc.
P.O. Box 5143                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270              Denver, Colorado 80231

---------------------------------------- ---------------------------------------

HowCan Direct Investors Sell Shares by Telephone? Direct Investors and their dealer representative of record may also sell shares by telephone. To receive the redemption price on a regular business day, the Transfer Agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate by telephone. To redeem shares through a service representative, call 1-800-525-9310. Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

SENDING REDEMPTION PROCEEDS BY WIRE. While the Trust normally sends Direct Investors their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on an account or to arrange a wire, Direct Investors should call the Transfer Agent at 1-800-525-9310. If you hold your shares through your dealer's Automatic Purchase and Redemption Program, you must contact your dealer to arrange a Federal Funds wire.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT? Program participants may write checks against the account held under their Program, but must arrange for checkwriting privileges through their dealers. Direct Investors may write checks against their account by requesting that privilege on the account Application or by contacting the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Investors with joint accounts can elect in writing to have checks paid over the signature of one owner.

   o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank
   o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $250.
   o Checks cannot be paid if they are written for more than your account value.
   o You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
   o Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES? The Trust does not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or Oppenheimer fund. Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another Centennial Trust or Oppenheimer fund. However,

      1. if you acquired shares of a Trust by exchanging Class A shares of another Oppenheimer fund that you bought subject to the Class A contingent deferred sales charge, and

      2. those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then

      3. you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the Trust you exchanged.

How to Exchange Shares

Shares of a Trust can be exchanged for shares of certain other Centennial or Oppenheimer funds, depending on whether you own your shares through your dealer's Automatic Purchase and Redemption Program or as a Direct Investor.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you may exchange shares held in your Program Account for shares of Centennial Money
Market Trust, Centennial Government Trust and Centennial Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial New York Tax Exempt Trust (referred to in this Prospectus as the "Centennial Trusts") if available for sale in your state of residence by contacting your broker or dealer and obtaining a Prospectus of the Centennial Trusts.

HOW CAN DIRECT INVESTORS EXCHANGE SHARES? Direct Investors can exchange shares of a Trust for Class A shares of certain Oppenheimer funds. To exchange shares, you must meet several conditions:

   o Shares of the fund selected for exchange must be available for sale in your place of residence.

   o The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.

   o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.

   o You must meet the minimum purchase requirements for the fund you purchase by exchange.

   o Before exchanging into a fund, you should obtain and read its prospectus.

      Shares of a particular class of an Oppenheimer fund may be exchanged only for shares of the same class in other Oppenheimer funds. For example, you can exchange shares of a Trust only for Class A shares of another fund, and you can exchange only Class A shares of another Oppenheimer fund for shares of a Trust.

      You may pay a sales charge when you exchange shares of a Trust. Because shares of a Trust are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other Oppenheimer funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from a Trust or other Oppenheimer funds (except Oppenheimer Cash Reserves), or shares of a Trust purchased by exchange of shares on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct Investors can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1-800-525-9310. The list of eligible funds can change from time to time.

How Do Direct Investors Submit Exchange Requests? Direct shareholders may request exchanges in writing or by telephone:

   o Written Exchange Requests. Submit an Exchange Authorization Form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover.

   o Telephone Exchange Requests. Telephone exchange requests may be made by calling a service representative at 1-800-525-9310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. Requests for exchanges to any of the Centennial Trusts must be received by the Transfer Agent by 4:00 P.M. on a regular business day to be effected that day. The Transfer Agent must receive requests to exchange shares of a Trust to funds other than the Centennial Trusts on a regular business day by the close of The New York Stock Exchange that day. The close is normally 4:00 P.M. but may be earlier on some days.

   o  Either  fund  may  delay  the  purchase  of  shares  of the  fund  you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of the multiple exchange requests from a "market timer" might require a fund to sell securities at a disadvantageous time and/or price.

   o Because excessive trading can hurt fund performance and harm shareholders, the Trusts reserve the right to refuse any exchange request that may, in the opinion of the Trusts, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   o The Trusts may amend, suspend or terminate the exchange privilege at any time. Although the Trusts will attempt to provide you notice whenever it is reasonably able to do so, they may impose these changes at any time.

   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

Theoffering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in a Trust's best interest to do so.

Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by a Trust at any time. If an account has more than one owner, a Trust and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

TheTransfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and a Trust will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
   However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

TheTransfer  Agent may delay  forwarding a check or making a payment via Federal
   Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

To avoid sending duplicate copies of materials to households, a Trust will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on a Trust's records. However, each shareholder may call the Transfer Agent at 1-800-525-9310 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

DIVIDENDS. Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS. Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

      If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, all dividends will be automatically reinvested in additional shares of the Trust. Under the terms of the Automatic Purchase and Redemption Program, your broker-dealer can pay redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares only up to and including the date of such redemption.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders Trust. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

Remember There May be Taxes on Transactions. Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by a Trust may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information for the past 5 fiscal years ended June 30, 1999 has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report, along with the Trust's financial statements, is included in the Statement of Additional Information, which is available on request.

INFORMATION AND SERVICES

For More Information On Centennial Government Trust:

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Trust's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Trust or your account:

--------------------------------------------------------------------------------
By Telephone:                            Call   Shareholder    Services,    Inc.
                                         toll-free:
                                         1-800-525-9310
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217
--------------------------------------------------------------------------------

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                    The  Trust's  shares  are  distributed by:
SEC File No. 811-3391               Centennial  Asset Management Corporation
PR0170.001.1199
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL GOVERNMENT TRUST

     Graphic material included in Prospectus of Centennial Government Trust (the "Trust") under the heading: "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the full calendar year since the Trust's inception as a money market fund. Set forth below are the relevant data points that will appear on the bar chart.

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Calendar Year Ended:             Annual Total Returns
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12/31/89
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12/31/90
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12/31/91
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12/31/92
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12/31/93
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12/31/94
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12/31/95
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12/31/96
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12/31/97
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12/31/98
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


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Centennial Government Trust
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6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-9310

Statement of Additional Information dated November 1, 1999

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Trust and supplements information in the Prospectus dated November 1, 1999. It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                            Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Investment Restrictions..................................................
How the Trust is Managed......................................................
     Organization and History.................................................
Trustees and Officers of the Trust............................................
     The Manager..............................................................
Performance of the Trust......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................

Financial Information About the Trust
Independent Auditors' Report..................................................
Financial Statements..........................................................

Appendix A: Securities Ratings.............................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: Automatic Withdrawal Plan Provision............................C-1

A B O U T  T H E  T R U S T

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation, will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The Trust's objective is to seek a high level of current income consistent with preservation of capital and the maintenance of liquidity. The Trust will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Trust may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares. In such cases, the Trust may realize a capital gain or loss on the security.

      |X| Ratings of Securities -- Portfolio Quality, Maturity and Diversification. Under Rule 2a-7 of the Investment Company Act, the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Trust may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this Statement of Additional Information do not apply to banks in which the Trust's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7 permits the Trust to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule 2a-7, the Trust may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Trust may not invest more than:
      |_| 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or
     |_| 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.

      Under Rule 2a-7, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. Some of the Trust's existing investment restrictions are more restrictive than the provisions of Rule 2a-7. For example, as a matter of fundamental policy, the Trust may not invest in any debt instrument having a maturity in excess of one year from the date of the investment. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Trust's procedures and with the Rule.

      If a security's rating is downgraded, the Manager and/or the Board of Trustees may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Trust to dispose of it. If the Trust disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. Appendix A to this Statement of Additional Information contains descriptions of the rating categories of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

     |X| U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

      U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

      Securities   issued  or  guaranteed  by  U.S.   Government   agencies  and
instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Trust will invest in U.S. Government Securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security.

      |X| Repurchase Agreements. In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion, or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Trust will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Other Investment Strategies

      O Floating Rate/Variable Rate Obligations. The Trust may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities. The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis. There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

O Loans of Portfolio Securities. To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 25% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity of greater than one year. The Trust presently does not intend that the value of securities loaned will exceed 5% of the value of the Trust's total assets in the coming year. There are some risks in lending securities. The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust may receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities. The collateral must consist of cash, bank letters of credit, U.S. Government securities or other cash equivalents in which the Trust is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan. It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan. The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Directors.

      The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Trust or its Manager. The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     |_| more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Trust's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

     n Does the Trust Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Trust:

      |_| The Trust cannot invest in any security other than those discussed in the Prospectus under "Investment Objective and Policies";

      |_| The Trust cannot enter into repurchase agreements maturing in more than seven days or purchase securities which are restricted as to resale or for which market quotations are not readily available, if any such investment would cause more than 10% of the Trust's assets to be invested in such securities;

      |_| The Trust cannot borrow money in excess of 10% of the value of its total assets, and then only as a temporary measure for extraordinary or emergency purposes; provided that the Trust will not make any investment at a time during which such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

      |_| The Trust cannot make loans, except through (i) the purchase of debt securities listed in the Prospectus under "Investment Objective and Policies,"
(ii) the purchase of such debt securities subject to repurchase  agreements,  or
(iii) loans of securities as described under "Other Investment Strategies - Loans of Portfolio Securities," in this Statement of Additional Information;

      |_| The Trust cannot invest in any debt instrument having a maturity in excess of one year from the date of the investment, or, in the case of a debt instrument subject to a repurchase agreement or called for redemption, having a repurchase or redemption date more than one year from the date of the investment.

      |_| The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or development programs;

      |_|   The Trust cannot invest in real estate;

     |_| The Trust cannot purchase securities on margin or make short sales of securities;

      |_| The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

      |_|   The Trust cannot underwrite securities of other companies; or

      |_| The Trust cannot invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      |_| The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Trust Is Managed

Organization and History. The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1982, with an unlimited number of authorized shares of beneficial interest.

      The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager. Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters. Shareholders of the Trust may have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      |X| Classes of Shares. The Trust has a single class of shares of stock. While that class has no designation, it is deemed to be the equivalent of Class A for purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer funds. Shares of the Trust are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders. There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

      |X| Meetings of Shareholders. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of the Trust. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of the Trust available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of series of the Trust valued at $25,000 or more or constituting at least 1% of the outstanding shares of the Trust, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

         |_| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under the Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. The Declaration of Trust further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Trust under the Investment Company Act. All of the Trustees are also trustee, directors or Trustees of the following Denver-based Oppenheimer funds1:

1Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.

Oppenheimer Cash Reserves             Oppenheimer Strategic Income Fund
Oppenheimer Champion Income Fund      Oppenheimer Total Return Fund, Inc.
Oppenheimer Capital Income Fund       Oppenheimer Variable Account Funds
Oppenheimer High Yield Fund           Panorama Series Fund, Inc.
Oppenheimer International Bond Fund   Centennial America Fund, L. P.
Oppenheimer Integrity Funds           Centennial   California  Tax  Exempt
                                      Trust
Oppenheimer  Limited-Term  Government Centennial Government Trust
Fund
Oppenheimer Main Street Funds, Inc.   Centennial Money Market Trust
Oppenheimer  Main  Street  Small  Cap Centennial New York Tax Exempt Trust
Fund
Oppenheimer Municipal Fund            Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund

Robert G. Avis*, Trustee, Age: 68
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Trustee, Age: 84
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

George C. Bowen*, Trustee, Age: 63
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April
1986) of HarbourView Asset Management Corporation; Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer; Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).

Jon S. Fossel, Trustee, Age: 57
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., the Manager's parent holding company, and Shareholder Services, Inc. and Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager.

Sam Freedman, Trustee, Age: 59
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee, Age: 70
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Trustee, Age: 77
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 78
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill*, President and Trustee, Age: 51
Two World Trade Center, New York, New York 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corporation, an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September
1995),  transfer agent  subsidiaries of the Manager;  President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Prudential Corporation plc (a U.K. financial service company).

Ned M. Steel, Trustee, Age: 84
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 65 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc.

Carol E. Wolf, Vice President and Portfolio Manager, Age: 47
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager and Centennial Asset Management Corporation (since June 1990); an officer of other Oppenheimer funds.

Arthur J. Zimmer, Vice President and Portfolio Manager, Age: 53
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since June 1997); Vice President of Centennial Asset Management Corporation (since June 1997); an officer of other Oppenheimer funds; formerly Vice President of the Manager (October 1990 - June
1997).

Andrew J. Donohue, Vice President and Secretary, Age: 49
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and (since September 1995) Oppenheimer Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 34
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Brian W. Wixted, Vice President, Treasurer and Assistant Secretary, Age: 40 6803 South Tucson Way, Englewood, Colorado 80112 Senior Vice President and Treasurer (since April 1999) of the Manager; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant
Treasurer  of  Oppenheimer  Acquisition  Corp.  (since  April  1999);  Assistant
Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).

Robert G. Zack, Assistant Secretary, Age: 51
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

O Remuneration of Trustees. The officers of the Trust and certain Trustees of the Trust (Ms. Macaskill and Messrs. Bowen and Swain) who are affiliated with the Manager receive no salary or fee from the Trust. The remaining Trustees of the Trust received the compensation shown below. The compensation from the Trust was paid during its fiscal year ended June 30, 1999. The compensation from all of the Denver-based Oppenheimer funds includes the Trust and is compensation received as a Trustee, director, Trustee or member of a committee of the Board during the calendar year 1998.

  -----------------------------------------------------------------------------
                               Aggregate         Total Compensation
  Trustee's Name               Compensation      from all Denver-Based
  and Other Positions          from Trust        Oppenheimer Funds1
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Robert G. Avis               $                 $67,998.00

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  William A. Baker             $                 $69,998.00

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Charles Conrad, Jr.          $                 $67,998.00

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Jon S. Fossel                $                 $67,496.04

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  Sam Freedman                 $                 $73,998.00
  Audit and Review
  Committee Member

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  Raymond J. Kalinowski        $                 $73,998.00
  Audit and Review
  Committee Member

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  C. Howard Kast               $                 $76,998.00
  Audit and Review
  Committee Chairman

  -----------------------------------------------------------------------------
                               ------------------------------------------------

  Robert M. Kirchner           $                 $67,998.00

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  Ned M. Steel                 $                 $67,998.00

  -----------------------------------------------------------------------------
   1.  For the 1998 calendar year.

      o Deferred Compensation Plan for Trustees. The Trustees have adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share. This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

     |X| Major Shareholders. As of __________, 1999 the only person who owned of record or was known by the Trust to own beneficially 5% or more of the Trust's outstanding retail shares was A.G. Edwards & Sons, Inc. ("Edwards"), 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned ________shares of the Trust which was ____% of the outstanding shares of the Trust on that date, for its own account.

The Manager. The Manager is wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Trust have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Trust's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust. The Manager selects securities for the Trust's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust. The investment advisory agreement lists examples of expenses paid by the Trust. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

--------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      1999
--------------------------------------------------------------------------------

      Under the investment advisory agreement, the Manager has agreed to reimburse the Trust to the extent that the Trust's total expenses (including the management fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses such as litigation costs) exceed in any fiscal year the lesser of: (i) 1.5% of average annual net assets of the Trust up to $30 million plus 1% of the average annual net assets in excess of $30 million or; (ii) 25% of the total annual investment income of the Trust. For fiscal year ended June 30, 1997 and June 30, 1998 June 30, 1999, the reimbursements by the Manager to the Trust were $________, $_________and $________, respectively.

    The investment advisory agreement provides that the Manager shall not be liable for any loss sustained by reason of the adoption of an investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, provided that nothing in the agreement shall be construed to protect the Manager against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

      |X| The Distributor. Under its General Distributor's Agreement with the Trust, Centennial Asset Management Corporation, a subsidiary of the Manager, acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Trust's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Trust's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Performance of the Trust

Explanation of Performance Terminology. The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Trust's performance as of the Trust's most recent fiscal year end. You can obtain current performance information by calling the Trust's Transfer Agent at 1-800-525-7948.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Trust's   performance   information  as  a  basis  for  comparisons  with  other
investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
     |_| An investment in the Trust is not insured by the FDIC or any other government agency.
     |_| The Trust's yield is not fixed or guaranteed and will fluctuate.
     |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

         |_| Yields. The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by (1) adding 1 to the base period return (obtained as described above), (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      o Total Return Information. There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Trust uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:


                    ( ERV ) 1/n
                    (-----) -1 = Average Annual Total Return
                    (  P  )

         |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

                             ERV - P
                             ------- = Total Return
                                P

--------------------------------------------------------------------------------
     Yield         Compounded      Average Annual Total Returns (at 12/31/98)
 (7 days ended   Effective Yield
   12/31/98)      (7 days ended
                    12/31/98)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     4.76%            4.78%           5.09%           4.87%           5.28%
--------------------------------------------------------------------------------

      |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Trust's performance. The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate MonitorJ) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Trust's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.


A B O U T  Y O U R  A C C O U N T

How to Buy Shares

     |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the OppenheimerFunds Distributor, Inc. acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Bond Fund                     Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Limited-Term Government Fund
                                          Oppenheimer   Main   Street   California
Oppenheimer Capital Income Fund           Municipal Fund
                                          Oppenheimer  Main Street Growth & Income
Oppenheimer California Municipal Fund     Fund
Oppenheimer Champion Income Fund          Oppenheimer Main Street Small Cap Fund
Oppenheimer Convertible Securities Fund   Oppenheimer MidCap Fund
Oppenheimer Developing Markets Fund       Oppenheimer Multiple Strategies Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Municipal Bond Fund
Oppenheimer Disciplined Value Fund        Oppenheimer New York Municipal Fund
Oppenheimer Discovery Fund                Oppenheimer New Jersey Municipal Fund
Oppenheimer Enterprise Fund               Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Europe Fund                   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Florida Municipal Fund        Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Global Fund                   Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Quest Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer High Yield Fund               Oppenheimer Real Asset Fund
Oppenheimer Insured Municipal Fund        Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer World Bond Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
                                          Rochester Fund Municipals
and the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("Exchange") is open, at 12:00 Noon and at 4:00 P.M., by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean New York time. The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      The Trust's Board of Trustees have adopted the amortized cost method to value the Trust's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees have established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share. Those procedures include a review of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps they consider appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business. No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Dividends and Taxes

Tax Status of the Trust's Dividends and Distributions. The federal tax treatment of the Trust's dividends and capital gains distributions is explained in the Prospectus under the caption "Distributions and Taxes." Under the Internal Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. It if does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Trust not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The Trust's dividends will not be eligible for the dividends-received deduction for corporations.

      If the Trust qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of distributions made to shareholders.

      Dividends, distributions and the proceeds of the redemption of Trust shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Trust as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

Additional Information About the Trust

The Distributor. The Trust's retail shares are sold through dealers, brokers and other financial institutions that have a sales charge agreement with Centennial Asset Management Corporation, the Trust's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. Shareholder Services, Inc. the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust. It also handles shareholder servicing and administrative functions. It is paid on a "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Trust's assets. The Custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust. It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Trust's cash balances with the Custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Trust. They audit the Trust's financial statements and perform other related audit services. They also act as auditors for the Manager and OFI and for certain other funds advised by the Manager and its affiliates.

                                   Appendix A

-------------------------------------------------------------------------------
                        Description of Securities Ratings
-------------------------------------------------------------------------------

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short-Term Debt Ratings.

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG1/VMIG1: Best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2: High quality. Margins of protection are ample although not so large as in the preceding group.

Standard & Poor's Ratings Services
--------------------------------------------------------------------------------

The following ratings by Standard & Poor's for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").


Fitch IBCA, Inc.
--------------------------------------------------------------------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+". F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.


Duff & Phelps, Inc.
--------------------------------------------------------------------------------

The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


Thomson BankWatch, Inc.
--------------------------------------------------------------------------------

The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's  Investors Service, Inc.
------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

------------------------------------------------------------------------------
Standard & Poor's Ratings Services
-----------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: A strong capacity to pay interest and repay principal and differ from "AAA" rated issues only in small degree.

Fitch IBCA, Inc.
-------------------------------------------------------------------------------

AAA: Considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

-------------------------------------------------------------------------------
Duff & Phelps, Inc.
-------------------------------------------------------------------------------

AAA: The highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Thomson BankWatch, Inc.
--------------------------------------------------------------------------------

TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating

                                   Appendix B

--------------------------------------------------------------------------------
                            Industry Classifications
--------------------------------------------------------------------------------


Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

                                    Exhibit C

-------------------------------------------------------------------------------
                      AUTOMATIC WITHDRAWAL PLAN PROVISIONS
-------------------------------------------------------------------------------

By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and elsewhere in the Application for such Plans, and the Prospectus and this Statement of Additional Information as they may be amended from time to time by the Trust and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      Trust shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and thereafter shares acquired with reinvested dividends and distributions followed by shares acquired with a sales charge will be redeemed to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made to shareholders under such plans should not be considered as a yield or income on investment. Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges on purchases when made. Accordingly, a shareholder may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases.

   1. Shareholder Services, Inc., the Transfer Agent of the Trust, will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.

   2. Certificates will not be issued for shares of the Trust purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Trust. Any share certificates now held by the Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan. Those shares will be carried on the Planholder's Plan Statement.

   3. Distributions of capital gains must be reinvested in shares of the Trust, which will be done at net asset value without a sales charge. Dividends may be paid in cash or reinvested.

   4. Redemptions of shares in connection with disbursement payments will be made at the net asset value per share determined on the redemption date.

   5. Checks or ACH payments will be transmitted three business days prior to the date selected for receipt of the monthly or quarterly payment (the date of receipt is approximate), according to the choice specified in writing by the Planholder.

   6. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed at any time by the Planholder on written notification to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification before the requested change can be put in effect.

   7. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Trust) to redeem all, or any part of, the shares held under the Plan. In such case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Trust's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

   8. The Plan may, at any time, be terminated by the Planholder on written notice to the Transfer Agent, or by the Transfer Agent upon receiving directions to that effect from the Trust. The Transfer Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Transfer Agent or the Trust, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

   9. For purposes of using shares held under the Plan as collateral, the Planholder may request issuance of a portion of his shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares as to which a certificate may be issued, so as not to cause the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. Should such uncertificated shares become exhausted, Plan withdrawals will terminate.

   10. The Transfer Agent shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith.

   11. In the event that the Transfer Agent shall cease to act as transfer agent for the Trust, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

--------------------------------------------------------------------------------
Centennial Government Trust
--------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1-800-525-9130

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202


PX0170.001.1199

                           CENTENNIAL GOVERNMENT TRUST

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits

(a) Restated Declaration of Trust dated September 27, 1985: Previously filed with Registrant's Post-Effective Amendment No. 9 (9/27/85), and refiled with Registrant's Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(b)  By-Laws,   as  amended  through  June  26,  1990:   Previously  filed  with
Registrant's Post-Effective Amendment No. 19 (10/31/91), and refiled with Registrant's Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(c)   Specimen Share Certificate:  Filed herewith.

(d) Amended and Restated  Investment  Advisory  Agreement dated January 1, 1999:
Filed herewith.

(e) (i) General Distributor's Agreement Centennial Asset Management Corporation dated October 13, 1992: Previously filed with Registrant's Post Effective Amendment No. 21 (10/29/93), and incorporated herein by reference.

     (ii) Sub-Distributor's Agreement between Centennial Asset Management Corporation and OppenheimerFunds Distributor, Inc. dated May 28, 1993:
     Previously filed with Registrant's Post-Effective Amendment No. 20 (10/29/93), and incorporated herein by reference.

      (iii) Form of Dealer Agreement of Centennial Asset Management Corporation:
      Previously filed with Registrant's Post-Effective Amendment No. 6 (10/26/84) and refiled with Registrant's Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(f) Form of Deferred Compensation Agreement for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/27/98), and incorporated herein by reference.

(g) (i) Custodian Agreement. dated May 7, 1982: Previously filed with Registrant's Post-Effective Amendment No. 11 (10/31/86), refiled with Registrant's Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii) Amendment to Custodian Agreement dated September 27, 1985: Previously filed with Registrant's Post-Effective Amendment No. 9 (9/23/85), refiled with Registrants' Post-Effective Amendment No. 23 (10/28/94), pursuant to
      Item 102 of Regulation S-T and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel dated April 7, 1982: Previously filed with Registrant's Pre-Effective Amendment No. 1 (4/13/82), refiled with Registrant's Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j) Independent Auditors' Consent: To be filed by Post-Effective Amendment.

(k) Not applicable.

(l) Not applicable.

(m) Service Plan and Agreement between Registrant and Centennial Asset Management Corporation under Rule 12b-1 dated August 24, 1993: Previously filed with Registrant's Post-Effective Amendment No. 21, (10/29/93), and incorporated herein by reference.

(n) Financial Data Schedule: To be filed by Post-Effective Amendment.

(o)   Not applicable

-- Powers of Attorney (including Certified Board resolutions): Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Total Return Fund, Inc. (Reg. No. 2-11052), (4/30/99), Brian W. Wixted and incorporated herein by reference. Filed with Registrant's Post-Effective Amendment No. 28 (10/28/98) George Bowen; Filed with Registrant's Post Effective Amendment No. 25 (10/8/96) Sam Freedman and Bridget Macaskill and with Registrant's Post Effective Amendment No. 21 (10/29/93) (all others), and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a) Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position
with Centennial Asset               Other Business and Connections
Management Corporation              During the Past Two Years

Michael Carbuto,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial Asset Management Corporation.

Andrew J. Donohue,
President and Director        Executive Vice President  (since  September 1993),
                              and  a  director   (since  January  1992)  of  the
                              Distributor;  Executive  Vice  President,  General
                              Counsel  and  a  director  of  HarbourView   Asset
                              Management   Corporation,   Shareholder  Services,
                              Inc.,  Shareholder  Financial  Services,  Inc. and
                              Oppenheimer   Partnership  Holdings,   Inc.  since
                              (September  1995);  President  and a  director  of
                              Centennial  Asset  Management  Corporation  (since
                              September  1995);  President  and  a  director  of
                              Oppenheimer  Real  Asset  Management,   Inc.(since
                              July 1996);  General  Counsel (since May 1996) and
                              Secretary   (since  April  1997)  of   Oppenheimer
                              Acquisition  Corp.;  Vice  President  and Director
                              of   OppenheimerFunds   International,   Ltd.  and
                              Oppenheimer  Millennium  Funds plc (since  October
                              1997); an officer of other Oppenheimer funds.


Katherine P. Feld,
Secretary and Director       Vice  President and Secretary of the  Distributor;
                             Secretary   of   HarbourView    Asset   Management
                             Corporation,   and  Centennial   Asset  Management
                             Corporation;   Secretary,   Vice   President   and
                             Director of Centennial Capital  Corporation;  Vice
                             President  and  Secretary  of   Oppenheimer   Real
                             Asset Management, Inc.

Ray Olson,                   Assistant Vice President of OFI; Assistant Vice
Treasurer                    President and Treasurer, OFDI.

Brian W. Wixted              Senior Vice President and Treasurer of OFI; (April
Assistant Treasurer          1999);  Vice  President  and  Treasurer  of  OFDI;
                             formerly   Principal  and  Chief   Operating
                             Officer,  Bankers Trust Company  Mutual Fund
                             Service  Division (March 1995 - March 1999);
                             Vice President and Chief  Financial  Officer
                             of CS  First  Boston  Investment  Management
                             Corp.  (September  1991 - March  1995);  and
                             Vice  President  and   Accounting   Manager,
                             Merrill  Lynch  Asset  Management  (November
                             1987 - September 1991).
Carol Wolf,
Vice President               An  officer  and/or  portfolio  manager of certain
                             Oppenheimer  funds;  Vice  President of OFI;  Vice
                             President   Finance  and   Accounting;   Point  of
                             Contact: Finance Supporters of Children: Member of the Oncology Advisory Board of the Children's
                             Hospital.

Arthur J. Zimmer,
Vice                         President   An  officer   and/or   portfolio
                             manager of certain  Oppenheimer  funds; Vice
                             President of OFI.

The Oppenheimer funds include the New York-based Oppenheimer funds, the Denver-based Oppenheimer funds and the Oppenheimer Quest/Rochester funds, as set forth below:

New York-based Oppenheimer funds

Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Discovery  Fund
Oppenheimer Enterprise Fund
Oppenheimer  Europe Fund
Oppenheimer  Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer  International  Growth Fund
Oppenheimer  International Small Company Fund
Oppenheimer  Large Cap Growth Fund
Oppenheimer  Money Market Fund,  Inc.
Oppenheimer  Multi-Sector  Income  Trust
Oppenheimer  Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer  Municipal Bond Fund
Oppenheimer  New  York  Municipal  Fund
Oppenheimer  Series  Fund,  Inc.
Oppenheimer  Trinity  Core Fund
Oppenheimer  Trinity  Growth  Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Quest/Rochester funds
Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer funds

Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer  Capital  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Funds,  Inc.
Oppenheimer Main Street Small Cap Fund
Oppenheimer  Municipal Fund
Oppenheimer  Real Asset Fund
Oppenheimer  Strategic  Income Fund
Oppenheimer  Total Return Fund,  Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer funds, the Quest funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corporation, and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) Centennial Asset Management Corporation is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset Management Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

                                                      Positions and
Name & Principal             Positions & Offices      Offices with
Business Address        with Underwriter         Registrant

Michael Carbuto(1)      Vice President           Vice President of Centennial
                                                 California Tax Exempt Trust,
                                                 Centennial New York Tax
                                                 Exempt Trust, and Centennial
                                                 Tax Exempt Trust

Andrew J. Donohue(1)    President and Director   Vice President and Secretary

Katherine P. Feld(1)    Secretary and Director   None

Ray Olson               Treasurer                None

Brian W. Wixted         Assistant Treasurer      None

Carol Wolf(2)           Vice President           Vice President of Centennial
                                                 Government Trust,
                                                 Centennial Money Market
                                                 Trust and Centennial
                                                 America Fund, L.P.

Arthur Zimmer(2)        Vice President           Vice President of Centennial
                                                 Government Trust,
                                                 Centennial Money Market
                                                      Trust and Centennial
                                                      America Fund, L.P.
-----------------------
(1) Two World Trade Center, New York, NY 10048-0203
(2) 6803 South Tucson Way, Englewood, CO 80112

      (c)  Not applicable.

Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 27th day of August, 1999.

                                            CENTENNIAL GOVERNMENT TRUST


                                          By:  /s/ James C. Swain  *
                                              James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date

/s/ James C. Swain*                 Chairman of the         August 27, 1999
------------------------------------Board of Trustees
James C. Swain                      Principal Executive
                                    Officer and Trustee

/s/ George C. Bowen*                Trustee                 August 27, 1999
-------------------------------------
George C. Bowen

/s/ Bridget A. Macaskill*           President and           August 27, 1999
------------------------------------Trustee
Bridget A. Macaskill

/s/ Robert G. Avis*                 Trustee                 August 27, 1999
-------------------------------------
Robert G. Avis

/s/ William A. Baker*               Trustee                 August 27, 1999
-------------------------------------
William A. Baker

/s/ Jon S. Fossel                   Trustee                 August 27, 1999
-------------------------------------
Jon S. Fossel

/s/ Sam Freedman*                   Trustee                 August 27, 1999
-------------------------------------
Sam Freedman



/s/ Raymond J. Kalinowski*          Trustee                 August 27, 1999
-------------------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*                 Trustee                 August 27, 1999
-------------------------------------
C. Howard Kast

/s/ Robert M. Kirchner*             Trustee                 August 27, 1999
-------------------------------------
Robert M. Kirchner

/s/ Ned M. Steel*                   Trustee                 August 27, 1999
-------------------------------------
Ned M. Steel

/s/ Brian W. Wixted*                Treasurer               August 27, 1999
-------------------------------------
Brian W. Wixted

*By:  /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                           CENTENNIAL GOVERNMENT TRUST


                                  EXHIBIT INDEX





Exhibit No.             Description

23(c)                   Specimen Share Certificate

23(d) Amended and Restated Investment Advisory Agreement dated January 1, 1999